Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
Financial assets measured at fair value on a recurring basis as of December 31, 2020 are classified using the fair value hierarchy in the table below:

	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€65,111	€65,111	€—
Short-term investments:
Term deposits	9,448	—	9,448
Total	€74,559	€65,111	€9,448